Other assets-Other / Other liabilities - Schedule of Other assets-Other and Other liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2019	Mar. 31, 2019
Other assets-Other:
Securities received as collateral		¥ 351,592	¥ 282,656
Goodwill and other intangible assets		18,523	19,792
Deferred tax assets		13,228	15,026
Investments in equity securities for other than trading or operating purposes		183,993	175,015
Prepaid expenses		16,227	14,544
Other		291,998	241,058
Total, Other assets-Other		875,561	748,091
Other liabilities:
Obligation to return securities received as collateral		351,592	282,656
Accrued income taxes		15,335	11,898
Other accrued expenses		344,787	401,408
Other	[1]	304,588	162,905
Total, Other liabilities		¥ 1,016,302	¥ 858,867

[1]	As a result of adopting ASU 2016-02 as of April 1, 2019, operating lease liabilities are presented through Other liabilities-Other. See Note 8 "Leases" for further information.